Schedule Of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax		¥ 731	¥ 2,475	¥ 434
Withholding tax expense		2,050	786
Total	$ 398	¥ 2,781	¥ 3,261	¥ 434